SUBSEQUENT EVENTS (Details Narrative) - USD ($)			1 Months Ended	12 Months Ended
	Aug. 04, 2020	Jul. 06, 2020	Aug. 25, 2020	Jun. 30, 2020	Jun. 30, 2019	Aug. 13, 2020
Convertible original issue amount				$ (4,592)	$ 0
Securities Purchase Agreement [Member] | Eagle Equities, LLC [Member]
Debt instrument Original issue discount rate	8.00%
Maturity date	Aug. 04, 2020
Debt conversion principal amount	$ 1,086,956
Convertible promissory note percentage	6.00%
Convertible original issue amount	$ 1,000,000
Convertible promissory note descriptions	the Company’s common stock at a conversion price per share equal to 70% of the lowest closing bid price of the Company’s common stock for the fifteen prior trading days including the day upon which a notice of nonversion is received by the Company. During the first six months the note is in effect, the Company may redeem the note at premiums ranging from 105% to 130%. The note may not be prepaid after the 180th day.
Subsequent Event [Member]
Common stock shares issued				21,414,135
Debt instrumrent converted note principal amount				$ 13,218
Accrued interest conversion fees				2,500
Common stock conversion value				$ 214,000
Subsequent Event [Member] | Board of Directors [Member]
Authoried shares						770,000,000
Common stock shares designated						750,000,000
Preferred stock, shares issued						20,000,000
Subsequent Event [Member] | Board of Directors [Member] | Series B Preferred Shares [Member]
Preferred stock shares par value per share			$ 0.001
Common stock shares convertible			100
Subsequent Event [Member] | JSJ Investement Inc. [Member]
Debt instrument Original issue discount rate		8.00%
Maturity date		Jul. 08, 2021
Debt conversion principal amount		$ 77,000
Convertible promissory note descriptions		The Company may pay the note in full, together with accrued and unpaid interest at any time during the 180 days after the issuance date of the note at premiums ranging from 120% to 150%. After 180 days from the issuance date, JSJ may convert outstanding principal and interest at a conversion price equal to a 30% discount to the average of the three lowest trading prices of the Company’s common stock during the previous fifteen trading days.
Subsequent Event [Member] | Tranche One [Member]
Note issued	$ 271,739
Proceeds from issuance of debt	$ 250,000
Debt instrument Original issue discount rate	8.00%
Maturity date	Feb. 04, 2022